Equity (Details) - shares			12 Months Ended
		May 10, 2023	Mar. 31, 2024	Mar. 31, 2023	Aug. 02, 2022	Mar. 31, 2022	Mar. 31, 2021
Equity [Line Items]
Shares issued	[1]		16,000,000	16,000,000
Stock split ratio			1-to-160,000
Shares outstanding	[1]		16,000,000	16,000,000
Reverse stock split			160,000 for 1
Common Stock [Member]
Equity [Line Items]
Shares issued		16,000,000			100
Share split of issued and outstanding shares		100
Shares outstanding		16,000,000	16,000,000	16,000,000		16,000,000	16,000,000

[1]	Giving retroactive effect to the 160,000-for-1 share split effected on May 10, 2023.